Related Party Arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Amounts Attributable to the Advisor and its Affiliates

Amounts attributable to the Advisor and its affiliates incurred (earned) for the three and six months ended June 30, 2019 and 2018, and amounts attributable to the Advisor and its affiliates that are payable (prepaid) as of June 30, 2019 and December 31, 2018, are as follows:

	Incurred (Earned) For the Three Months Ended June 30,		Incurred (Earned) For the Six Months Ended June 30,		Payable (Prepaid) as of
	2019	2018	2019	2018	June 30, 2019	December 31, 2018
Consolidated Statements of Operations:
Expensed
Investment management fees(1)	$4,174,176	$4,281,765	$8,334,328	$8,544,018	$947,431	$55,865
Acquisition expenses(2)	92,661	—	92,661	—	—	—
Property management:
Fees(1)	1,245,150	1,221,040	2,479,427	2,412,207	416,484	410,424
Reimbursement of onsite personnel(3)	3,776,431	3,653,858	7,504,136	7,216,593	732,049	768,107
Reimbursement of other(1)	846,632	323,898	1,517,851	667,156	103,973	41,989
Reimbursement of property operations(3)	26,600	22,994	49,742	46,643	—	—
Reimbursement of property G&A(2)	26,845	10,388	61,832	19,687	—	—
Other operating expenses(2)	413,043	279,690	828,151	541,101	173,507	93,740
Insurance proceeds(4)	—	—	—	—	—	(75,000)
Property insurance(5)	359,663	379,095	641,978	758,189	—	(101,573)
Rental revenue(6)	(14,745)	—	(29,490)	—	—	—
Consolidated Balance Sheets:
Capitalized
Acquisition fees(7)	48,343	—	48,343	—	—	—
Acquisition expenses(8)	154,477	—	218,712	—	20,000	1,607
Capital expenditures(9)	—	1,673	—	7,295	—	—
Construction management:
Fees(9)	303,518	51,659	461,417	188,102	44,231	10,281
Reimbursement of labor costs(9)	110,945	267,796	261,305	500,387	11,211	29,203
Additional paid-in capital
Selling commissions	—	—	—	—	185,954	299,952

	$11,563,739	$10,493,856	$22,470,393	$20,901,378	$2,634,840	$1,534,595

(1)	Included in fees to affiliates in the accompanying consolidated statements of operations.
(2)	Included in general and administrative expenses in the accompanying consolidated statements of operations.
(3)	Included in operating, maintenance and management in the accompanying consolidated statements of operations.
(4)	Included in other income in the accompanying consolidated statements of operations.
(5)

Property related insurance expense and the amortization of the prepaid insurance deductible account are included in general and administrative expenses in the accompanying consolidated statements of operations. The amortization of the prepaid property insurance is included in operating, maintenance and management expenses in the accompanying consolidated statements of operations. The prepaid insurance is included in other assets in the accompanying consolidated balance sheets upon payment.

(6)	Included in rental income in the accompanying consolidated statements of operations.
(7)	Included in real estate held for development in the accompanying consolidated balance sheets.
(8)	Included in total real estate, net in the accompanying consolidated balance sheets following the adoption of ASU 2017-01 as of January 1, 2017.
(9)	Included in building and improvements in the accompanying consolidated balance sheets.

Amounts attributable to the Advisor and its affiliates incurred (earned) for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Incurred (Earned) For the Year Ended December 31,
	2018	2017	2016
Consolidated Statements of Operations:
Expensed
Investment management fees(1)	$15,743,185	$16,904,458	$15,096,243
Acquisition fees(1)	—	—	2,766,209
Acquisition expenses(2)	—	—	782,047
Loan coordination fees(1)	3,562,595	1,483,740	1,539,500
Property management:
Fees(1)	4,886,436	4,706,698	4,140,513
Reimbursement of onsite personnel(3)	14,959,964	14,194,648	13,013,601
Other fees(1)	1,784,010	1,248,100	1,087,408
Other fees—property operations(3)	82,461	103,320	—
Other fees—G&A(4)	49,916	92,488	66,064
Other operating expenses(4)	1,175,061	1,449,733	1,231,329
Insurance proceeds(5)	(150,000)	(172,213)	—
Property insurance(6)	1,394,218	909,568	174,281
Rental revenue(7)	(21,589)	—	—
Consolidated Balance Sheets:
Capitalized
Acquisition expenses(8)	26,113	—	—
Capital expenditures(9)	7,295	28,691	23,178
Construction management:
Fees(9)	585,532	1,453,859	3,601,084
Reimbursement of labor costs(9)	908,206	2,551,463	3,804,318
Deferred financing costs(10)	18,923	—	—
Additional paid-in capital
Other offering costs reimbursement	—	—	4,165,911
Selling commissions	—	—	12,017,003
Dealer manager fees	—	—	5,642,377

	$45,012,326	$44,954,553	$69,151,066

(1)	Included in fees to affiliates in the accompanying consolidated statements of operations.
(2)	Included in acquisition costs in the accompanying consolidated statements of operations.
(3)	Included in operating, maintenance and management in the accompanying consolidated statements of operations.
(4)	Included in general and administrative expenses in the accompanying consolidated statements of operations.
(5)	Included in tenant reimbursements and other in the accompanying consolidated statements of operations.
(6)

Property related insurance expense and the amortization of the prepaid insurance deductible account are included in general and administrative expenses in the accompanying consolidated statements of operations. The amortization of the prepaid property insurance is included in operating, maintenance and management expenses in the accompanying consolidated statements of operations. The prepaid insurance is included in other assets in the accompanying consolidated balance sheets upon payment.

(7)	Included in rental income in the accompanying consolidated statements of operations.
(8)	Included in total real estate, cost in the accompanying consolidated balance sheets following the adoption of ASU 2017-01 as of January 1, 2017.
(9)	Included in building and improvements in the accompanying consolidated balance sheets.
(10)	Included in credit facilities, net in the accompanying consolidated balance sheets.

Amounts attributable to the Advisor and its affiliates paid (received) for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Paid (Received) During the Year Ended December 31,
	2018	2017	2016
Consolidated Statements of Operations:
Expensed
Investment management fees	$15,687,320	$18,317,568	$14,734,308
Acquisition fees	—	—	3,276,927
Acquisition expenses	—	—	927,647
Loan coordination fees	4,290,695	755,640	1,539,500
Property management:
Fees	4,872,734	4,685,475	4,053,502
Reimbursement of onsite personnel	14,958,751	14,022,282	12,831,296
Other fees	1,783,971	1,245,748	1,078,882
Other fees—property operations	82,461	103,320	—
Other fees—G&A	49,916	92,488	66,064
Other operating expenses	1,157,836	1,585,631	1,085,134
Insurance proceeds	(75,000)	(172,213)	—
Property insurance	1,323,074	1,001,744	230,241
Rental revenue	(21,589)	—	—
Consolidated Balance Sheets:
Capitalized
Acquisition expenses	24,507	—	—
Capital expenditures	7,295	28,691	23,178
Construction management:
Fees	700,410	1,431,290	3,625,869
Reimbursement of labor costs	941,879	2,665,299	4,083,432
Deferred financing costs	18,923	—	—
Additional paid-in capital
Other offering costs reimbursement	—	—	5,485,093
Selling commissions	262,387	234,942	11,219,722
Dealer manager fees	—	—	5,642,377

	$46,065,570	$45,997,905	$69,903,172

Amounts attributable to the Advisor and its affiliates that are payable (prepaid) as of December 31, 2018 and 2017, are as follows:

	Payable (Prepaid) as of December 31,
	2018	2017
Consolidated Statements of Operations:
Expensed
Investment management fees	$55,865	$—
Loan coordination fees	—	728,100
Property management:
Fees	410,424	396,722
Reimbursement of onsite personnel	768,107	766,894
Other fees	41,989	41,950
Other operating expenses	93,740	76,515
Insurance proceeds	(75,000)	—
Property insurance	(101,573)	(172,717)
Consolidated Balance Sheets:
Capitalized
Acquisition expenses	1,607	—
Construction management:
Fees	10,281	125,159
Reimbursement of labor costs	29,203	62,876
Additional paid-in capital
Selling commissions	299,952	562,339

	$1,534,595	$2,587,838